Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$237,333,779.70	0.7582549	$211,574,939.76	0.6759583	$25,758,839.94
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$720,333,779.70	0.7203338	$694,574,939.76	0.6945749	$25,758,839.94

Weighted Avg. Coupon (WAC)	4.53%		4.53%
Weighted Avg. Remaining Maturity (WARM)	50.47		49.53
Pool Receivables Balance	$774,838,315.98		$747,730,348.45
Remaining Number of Receivables	51,284		50,438

Adjusted Pool Balance	$740,536,139.10		$714,777,299.16

III. COLLECTIONS

Principal:
Principal Collections	$26,003,496.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$968,519.56
Total Principal Collections	$26,972,016.09

Interest:
Interest Collections	$2,836,214.56
Late Fees & Other Charges	$32,501.14
Interest on Repurchase Principal	$-
Total Interest Collections	$2,868,715.70

Collection Account Interest	$4,526.89
Reserve Account Interest	$882.80
Servicer Advances	$-

Total Collections	$29,846,141.48

1 of 3

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$29,846,141.48
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,896,731.33
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$645,698.60		$645,698.60	$645,698.60
Collection Account Interest					$4,526.89
Late Fees & Other Charges					$32,501.14
Total due to Servicer					$682,726.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$116,689.11		$116,689.11
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$508,074.53		$508,074.53	$508,074.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$28,430,859.40

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,758,839.94

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,758,839.94
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,758,839.94		$25,758,839.94
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,758,839.94		$25,758,839.94

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,672,019.46

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,302,176.88
Beginning Period Amount	$34,302,176.88
Current Period Amortization	$1,349,127.59
Ending Period Required Amount	$32,953,049.29
Ending Period Amount	$32,953,049.29
Next Distribution Date Amount	$31,630,806.90

2 of 3

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.73%	2.83%	2.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.11%	49,988	99.03%	$740,509,229.57
30 - 60 Days	0.77%	390	0.84%	$6,245,335.14
61 - 90 Days	0.10%	50	0.11%	$808,237.41
91 + Days	0.02%	10	0.02%	$167,546.33
		50,438		$747,730,348.45
Total
Delinquent Receivables 61 + days past due	0.12%	60	0.13%	$975,783.74
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.14%	73	0.16%	$1,230,191.53
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	149	0.30%	$2,417,270.80
Three-Month Average Delinquency Ratio	0.18%		0.20%

Repossession in Current Period		37		$603,615.09
Repossession Inventory		44		$431,124.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,104,471.00
Recoveries				$(968,519.56)
Net Charge-offs for Current Period				$135,951.44

Beginning Pool Balance for Current Period				$774,838,315.98

Net Loss Ratio				0.21%
Net Loss Ratio for 1st Preceding Collection Period				0.50%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$3,098,725.90
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

Principal Balance of Extensions				$1,923,084.50
Number of Extensions				103

3 of 3